Balance Sheet Details	12 Months Ended
Jul. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details

3. Balance Sheet Details

Inventories consist of the following:

	July 31,
	2016	2015
Raw materials	$120,000	$96,000
Finished goods	230,000	111,000
	$350,000	$207,000

During the fiscal year ended July 31, 2016, we received $46,000 from the sale of inventory which was reserved in prior fiscal years. The $46,000 gain is reflected in the other income (expense) section of the consolidated statement of operations.

Property, plant, and equipment consist of the following:

	July 31,
	2016	2015
Computers and equipment	$840,000	$590,000
Furniture and fixtures	21,000	21,000
	861,000	611,000
Less accumulated depreciation	(421,000)	(521,000)
	$440,000	$90,000

Depreciation expense was $40,000 and $27,000 for the years ended July 31, 2016 and 2015, respectively.

Patents consist of the following:

	July 31,
	2016	2015
Patents	$3,475,000	$3,508,000
Less accumulated amortization	(2,495,000)	(2,316,000)
	$980,000	$1,192,000

Patent amortization expense was $179,000 for the years ended July 31, 2016 and 2015, respectively. At July 31, 2016, the weighted average remaining amortization period for all patents was approximately six years. The annual patent amortization expense for the next five years is expected to be approximately $178,000 per year. During the fiscal year ended July 31, 2016 we incurred $48,000 of expense related to the abandonment of a pending patent not associated with our core business. There were no patent impairments during the fiscal year ended July 31, 2015.